Trade and other receivables - Components (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Advances to suppliers	$ 1,266	$ 1,529
Unbilled revenues	2,254	1,160
Trade and other receivables	23,101	18,350
Trade notes and accounts receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets	17,856	11,994
Trade notes and accounts receivable | Gross Carrying Amount
Disclosure of detailed information about financial instruments [line items]
Financial assets	24,422	18,033
Trade notes and accounts receivable | Accumulated Impairment
Disclosure of detailed information about financial instruments [line items]
Financial assets	(6,566)	(6,039)	$ (9,885)
Other receivables | Gross Carrying Amount
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,695	4,042
Other receivables | Accumulated Impairment
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ (970)	$ (375)	$ (723)